Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2020

IGF-QTLY-0320
1.863101.112

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.0%
CSL Ltd.	572,623	$117,770,599
Bailiwick of Jersey - 1.5%
Experian PLC	1,706,400	59,396,343
Belgium - 0.5%
KBC Groep NV	244,108	17,938,436
Brazil - 0.6%
BM&F BOVESPA SA	2,235,300	25,157,955
Canada - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	650,600	21,744,021
Canadian National Railway Co.	153,200	14,316,340
Canadian Pacific Railway Ltd.	106,100	28,184,566
Franco-Nevada Corp.	173,000	19,664,795
Pason Systems, Inc.	362,800	3,618,679
PrairieSky Royalty Ltd.	409,100	4,485,447

TOTAL CANADA		92,013,848

Cayman Islands - 1.6%
Alibaba Group Holding Ltd.	170,600	4,335,928
Alibaba Group Holding Ltd. sponsored ADR (a)	291,000	60,117,690

TOTAL CAYMAN ISLANDS		64,453,618

Finland - 0.1%
Tikkurila Oyj	317,804	5,449,040
France - 6.3%
Edenred SA	797,948	43,177,405
Elis SA	465,636	9,094,044
Legrand SA	482,400	38,734,414
LVMH Moet Hennessy Louis Vuitton SE	201,700	87,834,769
Safran SA	435,500	70,492,577

TOTAL FRANCE		249,333,209

Germany - 9.3%
Deutsche Borse AG	269,700	43,984,241
Linde PLC	443,979	90,625,283
MTU Aero Engines Holdings AG	179,200	54,534,739
SAP SE	1,077,701	140,350,392
Vonovia SE	636,800	36,399,766

TOTAL GERMANY		365,894,421

Hong Kong - 4.3%
AIA Group Ltd.	11,899,600	117,912,523
Hong Kong Exchanges and Clearing Ltd.	1,508,500	49,565,438

TOTAL HONG KONG		167,477,961

India - 1.4%
Housing Development Finance Corp. Ltd.	1,639,678	55,261,696
Ireland - 1.6%
CRH PLC sponsored ADR	1,677,366	63,052,188
Italy - 0.5%
Interpump Group SpA	719,426	20,314,010
Japan - 11.6%
Azbil Corp.	995,070	26,833,765
Fanuc Corp.	264,300	48,136,960
Hoya Corp.	720,500	68,955,751
Keyence Corp.	360,548	121,200,749
Misumi Group, Inc.	2,028,000	50,321,407
Nabtesco Corp.	544,100	15,591,047
OSG Corp.	822,300	13,842,052
Recruit Holdings Co. Ltd.	1,431,400	55,790,678
SHO-BOND Holdings Co. Ltd.	474,800	19,384,684
USS Co. Ltd.	2,064,300	37,466,267

TOTAL JAPAN		457,523,360

Kenya - 0.5%
Safaricom Ltd.	59,026,300	17,919,749
Korea (South) - 0.2%
BGF Retail Co. Ltd.	69,522	9,535,573
Netherlands - 4.5%
ASML Holding NV (Netherlands)	570,000	159,963,315
Prosus NV (a)	250,500	18,122,005

TOTAL NETHERLANDS		178,085,320

New Zealand - 0.5%
Auckland International Airport Ltd.	3,482,540	19,384,277
Norway - 1.0%
Adevinta ASA Class B	1,520,558	18,548,330
Schibsted ASA (B Shares)	688,500	19,611,653

TOTAL NORWAY		38,159,983

South Africa - 1.1%
Clicks Group Ltd.	1,480,638	24,099,027
Naspers Ltd. Class N	126,900	20,582,739

TOTAL SOUTH AFRICA		44,681,766

Spain - 2.4%
Amadeus IT Holding SA Class A	1,061,100	83,341,894
Prosegur Compania de Seguridad SA (Reg.)	2,457,869	9,693,299

TOTAL SPAIN		93,035,193

Sweden - 4.8%
ASSA ABLOY AB (B Shares)	3,871,883	91,904,150
Atlas Copco AB (A Shares)	1,709,300	60,723,660
Epiroc AB Class A	2,433,300	28,233,347
Loomis AB (B Shares)	246,827	8,958,372

TOTAL SWEDEN		189,819,529

Switzerland - 11.0%
Nestle SA (Reg. S)	2,018,009	222,571,666
Roche Holding AG (participation certificate)	455,223	152,713,032
Schindler Holding AG:
(participation certificate)	202,158	52,344,482
(Reg.)	18,350	4,572,259

TOTAL SWITZERLAND		432,201,439

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,645,000	57,903,624
United Kingdom - 5.6%
BAE Systems PLC	1,955,100	16,252,670
Elementis PLC	2,397,062	4,048,445
Informa PLC	1,577,966	16,144,539
InterContinental Hotel Group PLC ADR (b)	850,170	52,191,936
London Stock Exchange Group PLC	346,300	35,786,917
Prudential PLC	2,733,165	48,596,736
Rightmove PLC	2,451,400	21,293,471
Spectris PLC	753,057	26,312,135

TOTAL UNITED KINGDOM		220,626,849

United States of America - 20.4%
Alphabet, Inc. Class A (a)	21,436	30,713,072
Aspen Technology, Inc. (a)	125,800	14,967,684
Autoliv, Inc. (b)	330,069	25,293,187
Berkshire Hathaway, Inc. Class B (a)	185,284	41,583,288
Black Knight, Inc. (a)	508,600	34,035,512
Lam Research Corp.	103,000	30,715,630
Marsh & McLennan Companies, Inc.	534,751	59,817,247
Martin Marietta Materials, Inc.	149,200	39,358,960
MasterCard, Inc. Class A	361,100	114,085,934
Moody's Corp.	213,800	54,901,702
MSCI, Inc.	205,100	58,617,580
PayPal Holdings, Inc. (a)	128,100	14,589,309
PriceSmart, Inc.	122,331	7,493,997
ResMed, Inc.	346,500	55,083,105
S&P Global, Inc.	180,200	52,930,146
Sherwin-Williams Co.	106,400	59,263,736
Visa, Inc. Class A	546,260	108,689,352

TOTAL UNITED STATES OF AMERICA		802,139,441

TOTAL COMMON STOCKS
(Cost $2,827,171,933)		3,864,529,427

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (c)	79,660,901	79,676,833
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	1,214,179	1,214,300
TOTAL MONEY MARKET FUNDS
(Cost $80,889,990)		80,891,133
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,908,061,923)		3,945,420,560
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,071,018)
NET ASSETS - 100%		$3,940,349,542

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$344,223
Fidelity Securities Lending Cash Central Fund	9,936
Total	$354,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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